UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—0.8%
7,000	BHP Billiton Ltd. (ADR)	$522,620
63,500	Sims Group Ltd.	1,963,820

		2,486,440

	Belgium—0.7%
56,100	Belgacom S.A.	2,206,473

	Bermuda—0.1%
7,300	Arch Capital Group Ltd.(a)	509,029

	Brazil—2.6%
27,000	Aracruz Celulose S.A. (ADR)	1,876,500
14,800	Banco Bradesco S.A. (ADR)	314,204
14,900	Banco Itau Holding Financeira S.A. (ADR)	317,370
57,300	Bovespa Holding S.A.	716,662
107,634	Cia Energetica de Minas Gerais (ADR)	2,556,307
50,400	Petroleo Brasileiro S.A. (ADR)	2,817,864

		8,598,907

	Canada—6.3%
8,100	Bank of Nova Scotia	395,369
97,400	Barrick Gold Corp.(b)	4,124,890
250,000	Bombardier, Inc., Class B	1,792,080
34,000	Canadian National Railway Co.	1,793,500
15,300	Fording Canadian Coal Trust	1,358,487
35,511	Husky Energy, Inc.	1,572,410
8,000	Potash Corp. of Saskatchewan	1,634,160
11,300	Research In Motion Ltd.(a)	1,387,866
64,400	TELUS Corp.	2,389,960
28,300	Toronto-Dominion Bank	1,721,575
31,900	Ultra Petroleum Corp.(a)	2,277,022

		20,447,319

	Finland—1.1%
40,598	Fortum Oyj	1,789,626
30,300	Wartsila Oyj, B Shares	1,843,274

		3,632,900

	France—2.0%
23,000	Alstom S.A.	2,574,556
17,200	AXA S.A.	505,531
6,300	BNP Paribas	621,066
38,800	Total S.A.	2,970,866

		6,672,019

	Germany—4.4%
32,700	Adidas AG	2,001,847
10,845	E.ON AG	2,066,729
36,200	Fresenius Medical Care AG & Co. KGaA	1,994,119
17,100	Hannover Rueckversicherung AG	814,118
35,200	K+S AG	4,328,624
21,900	Linde AG	3,028,200

		14,233,637

	Greece—0.3%
28,000	Piraeus Bank S.A.	836,193

	Hong Kong—2.5%
388,000	ASM Pacific Technology	2,778,498
65,200	China Mobile Ltd.	871,083
134,000	Esprit Holdings Ltd.	1,425,822
207,500	Industrial and Commercial Bank of China Asia Ltd.	490,759
729,000	New World Development Co. Ltd.	1,359,051
77,000	Sun Hung Kai Properties Ltd.	1,141,974

		8,067,187

	Israel—1.1%
166,300	Partner Communications (ADR)(b)	3,636,981

	Italy—1.2%
424,746	AEM S.p.A.	1,530,211
15,100	Assicurazioni Generali S.p.A.	523,491
55,000	Eni S.p.A.	1,855,949

		3,909,651

	Japan—6.6%
328,300	Bank of Yokohama Ltd. (The)	2,117,013

Shares	Common Stocks	Value

	Japan— (cont’d)
32,400	Canon, Inc.	$1,480,850
36,000	Daito Trust Construction Co. Ltd.	1,641,611
22,500	Fanuc Ltd.	1,786,767
206,300	ITOCHU Corp.	2,050,103
109,000	Konica Minolta Holdings, Inc.	1,789,858
240	Mizuho Financial Group, Inc.	1,149,170
11,100	Nintendo Co. Ltd.	5,385,563
215,700	Shizuoka Bank Ltd. (The)	2,307,722
134,000	Sumitomo Corp.	1,808,783

		21,517,440

	Luxembourg—1.9%
31,400	ArcelorMittal(b)	2,744,988
18,476	Oriflame Cosmetics S.A.	1,195,561
35,600	Tenaris S.A. (ADR)	2,144,900

		6,085,449

	Mexico—0.8%
57,900	Fomento Economico Mexicano SAB de CV (ADR)	2,655,294

	Netherlands—0.1%
12,900	ING Groep N.V.	420,659

	Norway—2.4%
33,200	Fred Olsen Energy ASA	1,809,794
158,000	Orkla ASA	2,001,336
57,500	Yara Intl. ASA	4,084,885

		7,896,015

	Philippines—0.5%
30,100	Philippine Long Distance Telephone Co. (ADR)	1,711,185

	Russia—1.3%
47,300	Gazprom OAO (ADR)	2,263,766
22,700	LUKOIL (ADR)	1,885,311

		4,149,077

	Singapore—2.0%
183,000	Singapore Airlines Ltd.	2,011,950
827,520	Singapore Telecommunications Ltd.	2,153,306
179,296	United Overseas Bank Ltd.	2,535,228

		6,700,484

	South Korea—0.5%
2,700	Samsung Electronics Co. Ltd.	1,493,793

	Spain—0.5%
29,600	Banco Bilbao Vizcaya Argentaria S.A.	543,962
60,900	Banco Santander S.A.	1,185,531

		1,729,493

	Sweden—0.1%
29,600	Nordea Bank AB	419,518

	Switzerland—3.2%
11,000	ACE Ltd.	557,700
11,200	Alcon, Inc.	1,931,216
67,000	Nestle S.A.	2,938,953
31,300	Novartis AG (ADR)	1,857,655
5,100	Roche Holding AG	942,285
5,800	Syngenta AG	1,688,294
2,100	Zurich Financial Services AG	551,957

		10,468,060

	Taiwan—0.2%
80,403	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	763,829

	United Kingdom—4.2%
165,066	De La Rue Plc	2,745,877
112,000	HSBC Holdings Plc	1,852,249
68,700	Imperial Tobacco Group Plc(a)	2,565,759
745,200	Legal & General Group Plc	1,434,265
100,000	National Express Group Plc	1,923,181
1,200	Rio Tinto Plc (ADR)	501,120
122,800	Royal Bank of Scotland Group Plc(a)	509,505
18,800	Standard Chartered Plc	572,390

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	United Kingdom— (cont’d)
54,800	Vodafone Group Plc (ADR)(b)	$1,470,284

		13,574,630

	United States—40.0%
10,600	Allstate Corp. (The)(b)	489,932
72,000	Altera Corp.	1,580,400
130,300	Altria Group, Inc.(b)	2,651,605
48,700	American Electric Power Co., Inc.(b)	1,923,650
66,300	Amgen, Inc.	4,152,369
40,100	Aon Corp.	1,836,580
17,700	Apple, Inc.(b)	2,813,415
54,900	Archer Daniels Midland Co.(b)	1,571,787
50,200	Baxter Intl., Inc.	3,444,222
56,400	Becton Dickinson & Co.(b)	4,788,924
18,200	C.R. Bard, Inc.	1,689,688
62,900	Chesapeake Energy Corp.(b)	3,154,435
66,000	Chevron Corp.(b)	5,580,960
67,600	Cisco Systems, Inc.(a)(b)	1,486,524
28,500	Citigroup, Inc.	532,665
21,600	Colgate-Palmolive Co.	1,604,232
34,100	ConocoPhillips(b)	2,783,242
75,500	CVS Caremark Corp.(b)	2,755,750
19,000	Diamond Offshore Drilling, Inc.	2,266,700
21,500	EOG Resources, Inc.	2,161,395
54,000	Exxon Mobil Corp.(b)	4,343,220
35,400	FPL Group, Inc.	2,284,362
23,000	Freeport-McMoRan Copper & Gold, Inc.	2,225,250
35,600	Genentech, Inc.(a)	3,390,900
25,200	Genzyme Corp.(a)	1,931,580
3,500	Goldman Sachs Group, Inc. (The)	644,140
3,900	Google, Inc., Class A(a)(b)	1,847,625
17,300	Greenhill & Co., Inc.(c)	1,062,739
50,700	H.J. Heinz Co.(b)	2,554,266
22,200	Halliburton Co.	995,004
17,600	Hudson City Bancorp, Inc.	321,376
72,000	Intel Corp.	1,597,680
9,000	IntercontinentalExchange, Inc.(a)	898,200
21,300	Intl. Business Machines Corp.(b)	2,725,974
47,100	Johnson & Johnson(b)	3,224,937
30,200	JPMorgan Chase & Co.	1,227,026
51,100	Kellogg Co.(b)	2,711,366
9,500	Lincoln National Corp.	453,150
41,500	Linear Technology Corp.	1,288,575
34,000	McDonald’s Corp.(b)	2,032,860
68,800	Medtronic, Inc.	3,634,704
8,400	MetLife, Inc.	426,468
138,950	Microsoft Corp.(b)	3,573,794
39,000	Molson Coors Brewing Co., Class B	2,104,830
70,000	Motorola, Inc.	604,800
29,500	NASDAQ OMX Group (The)(a)	819,215
34,000	Newmont Mining Corp.	1,630,640
41,500	Nike, Inc.	2,435,220
35,600	Norfolk Southern Corp.	2,560,352
69,200	Occidental Petroleum Corp.(b)	5,455,036
89,700	Pfizer, Inc.	1,674,699
39,400	Pioneer Natural Resources Co.	2,342,330
29,500	Procter & Gamble Co.	1,931,660
42,600	Public Service Enterprise Group, Inc.	1,780,680
28,900	Qualcomm, Inc.	1,599,326
5,300	Simon Property Group, Inc. (REIT)	490,939
8,300	Torchmark Corp.	481,815
11,400	U.S. Bancorp	348,954
33,800	Union Pacific Corp.	2,786,472
11,500	United States Steel Corp.(b)	1,844,140
24,300	Wal-Mart Stores, Inc.	1,424,466
29,100	Wells Fargo & Co.	880,857
79,500	Yum! Brands, Inc.	2,847,690

		130,707,792

	Total Common Stocks—87.4%	285,529,454

Shares	Exchange-Traded Funds	Value

	United States—6.2%
196,900	Financial Select Sector SPDR Fund	$4,258,947
78,700	iShares Dow Jones Euro Stoxx Banks	3,504,789
106,400	iShares Dow Jones Stoxx 600 Banks	4,894,377
37,900	iShares Dow Jones U.S. Real Estate Index Fund	2,361,170
65,200	KBW Insurance	2,742,964
30,700	Lyxor Dow Jones Stoxx 600 Financial Services	1,537,179
25,500	Lyxor Dow Jones Stoxx 600 Insurance	778,814

	Total Exchange-Traded Funds—6.2%	20,078,240

	Total Long-Term Investments (Cost—$295,366,451)—93.6%	305,607,694

	Short-Term Securities

	Money Market Funds—5.4%
1,113,500	BlackRock Liquidity Series, LLC Money Market Series, 2.63%(d)(e)(f)	1,113,500
16,456,183	Fidelity Institutional Money Market Prime Portfolio, 2.45%(d)	16,456,183

	Total Money Market Funds	17,569,683

Principal Amount

	U.S. Government and Agency Discount Notes—4.3%
$14,000,000	Federal Home Loan Bank Discount Notes, 1.82%, 08/01/08(g)	14,000,000

	Total Short-Term Securities (Cost—$31,569,683)—9.7%	31,569,683

Contracts	Options Purchased

	Outstanding Call Options Purchased—0.0%
439	Archer Daniels Midland Co., strike price $45, expires 12/22/08	7,682
145	Citigroup, Inc., strike price $28.25,expires 11/03/08	1,172
70,000	Dime Community Bancshares, strike price $20, expires 11/07/08	32,039
238	Financial Select Sector SPDR Fund, strike price $27, expires 12/22/08	10,948

	Total Outstanding Options Purchased (Cost—$99,790)—0.0%	51,841

	Total Investments Before Outstanding Options Written (Cost—$327,035,924*)—103.3%	337,229,218

	Options Written

	Outstanding Call Options Written—(2.4)%
(55)	ACE Ltd., strike price $55, expires 11/24/08	(11,962)
(18,000)	Adidas AG, strike price 47.48 EUR, expires 11/04/08	(13,235)
(235,000)	AEM S.p.A., strike price 2.50 EUR, expires 11/04/08	(19,722)
(2,500)	Alcon, Inc., strike price $155, expires 11/21/08	(53,984)
(75)	Alcon, Inc., strike price $165, expires 11/24/08	(115,125)
(60)	Allstate Corp. (The), strike price $47.50, expires 01/19/09	(15,600)
(13,000)	Alstom S.A., strike price 84.21 EUR, expires 08/08/08	(54)
(75)	Altera Corp., strike price $23, expires 11/07/08	(9,577)
(32,100)	Altera Corp., strike price $23.41, expires 11/18/08	(39,281)
(52,000)	Altria Group, Inc., strike price $22.25, expires 11/21/08	(13,322)
(130)	American Electric Power Co., Inc., strike price $45, expires 11/24/08	(5,850)
(130)	American Electric Power Co., Inc., strike price $47.50, expires 11/24/08	(2,275)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(20,000)	Amgen, Inc., strike price $70, expires 11/18/08	$(35,148)
(120)	Aon Corp., strike price $47.75, expires 11/07/08	(22,702)
(10,000)	Aon Corp., strike price $51, expires 11/21/08	(10,149)
(50)	Apple, Inc., strike price $175, expires 11/14/08	(47,254)
(25)	Apple, Inc., strike price $200, expires 01/19/09	(17,125)
(15,000)	Aracruz Celulose S.A. (ADR), strike price $90, expires 12/19/08	(16,590)
(65)	ArcelorMittal, strike price $110, expires 12/22/08	(20,800)
(10,500)	ArcelorMittal, strike price $95.50, expires 11/21/08	(54,875)
(40)	Arch Capital Group Ltd., strike price $70, expires 12/22/08	(19,400)
(26,900)	Archer Daniels Midland Co., strike price $46, expires 11/03/08	(939)
(17,000)	Archer Daniels Midland Co., strike price $46, expires 11/21/08	(1,086)
(213,400)	ASM Pacific Technology, strike price 67.32 HKD, expires 11/05/08	(52,111)
(8,600)	AXA S.A., strike price 21.50 EUR, expires 08/20/08	(2,619)
(15,000)	Banco Bilbao Vizcaya Argentaria S.A., strike price 13.61 EUR, expires 08/07/08	—
(70)	Banco Bradesco S.A. (ADR), strike price $22.50, expires 12/22/08	(12,425)
(70)	Banco Itau Holding Financeira S.A. (ADR), strike price $22.50, expires 12/22/08	(12,425)
(30,000)	Banco Santander S.A., strike price 12.41 EUR, expires 11/07/08	(33,356)
(40)	Bank of Nova Scotia, strike price 52 CAD, expires 10/20/08	(6,075)
(148,000)	Bank of Yokohama Ltd. (The), strike price 736.78 JPY, expires 11/05/08	(43,255)
(25,000)	Barrick Gold Corp., strike price $51, expires 11/21/08	(39,163)
(250)	Barrick Gold Corp., strike price $52, expires 11/03/08	(25,843)
(100)	Baxter Intl., Inc., strike price $65, expires 11/22/08	(60,000)
(100)	Baxter Intl., Inc., strike price $67.50, expires 11/24/08	(44,500)
(50)	Baxter Intl., Inc., strike price $70, expires 11/24/08	(15,500)
(5,000)	Becton Dickinson & Co., strike price $85.05, expires 11/17/08	(21,362)
(145)	Becton Dickinson & Co., strike price $90, expires 09/22/08	(12,687)
(11,500)	Becton Dickinson & Co., strike price $90.05, expires 11/21/08	(23,610)
(70)	BHP Billiton Ltd. (ADR), strike price $100, expires 11/24/08	(7,350)
(3,100)	BNP Paribas, strike price 69.50 EUR, expires 08/07/08	(587)
(750)	Bombardier, Inc., strike price 9 CAD, expires 01/19/09	(30,031)
(10,000)	C.R. Bard, Inc., strike price $106, expires 11/21/08	(5,695)
(17,000)	Canadian National Railway Co., strike price $51.59, expires 11/21/08	(80,165)
(17,800)	Canon, Inc., strike price 5,900 JPY, expires 11/05/08	(14,441)
(30,000)	Chesapeake Energy Corp., strike price $55.05, expires 12/19/08	(149,241)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(170)	Chesapeake Energy Corp., strike price $57, expires 11/03/08	$(53,533)
(39,000)	Chevron Corp., strike price $91, expires 11/21/08	(114,329)
(36,000)	China Mobile Ltd., strike price 110.61 HKD, expires 11/05/08	(20,704)
(380)	Cia Energetica de Minas Gerais (ADR), strike price $24.38, expires 11/14/08	(73,511)
(160)	Cia Energetica de Minas Gerais (ADR), strike price $25, expires 12/22/08	(31,200)
(180)	Cisco Systems, Inc., strike price $29.50, expires 11/07/08	(1,127)
(85)	Citigroup, Inc., strike price $25, expires 12/22/08	(5,057)
(145)	Citigroup, Inc., strike price $28.50, expires 11/03/08	(1,072)
(120)	Colgate-Palmolive Co., strike price $75, expires 11/24/08	(37,200)
(105)	ConocoPhillips, strike price $85, expires 11/24/08	(47,775)
(70)	ConocoPhillips, strike price $90, expires 08/18/08	(1,330)
(100)	ConocoPhillips, strike price $95, expires 11/24/08	(16,850)
(34,000)	CVS Caremark Corp., strike price $44, expires 11/21/08	(13,263)
(65)	CVS Caremark Corp., strike price $45, expires 11/24/08	(1,300)
(11,000)	Daito Trust Construction Co. Ltd., strike price 5,520 JPY, expires 11/05/08	(13,771)
(9,000)	Daito Trust Construction Co. Ltd., strike price 5,750 JPY, expires 11/05/08	(7,541)
(21,000)	De La Rue Plc, strike price 8.92 GBP, expires 09/03/08	(4,182)
(111,000)	De La Rue Plc, strike price 9.69 GBP, expires 11/04/08	(23,244)
(10,000)	Diamond Offshore Drilling, Inc., strike price $141, expires 11/21/08	(38,337)
(70,000)	Dime Community Bancshares, strike price $20.52, expires 11/07/08	(26,222)
(5,500)	E.ON AG, strike price 44.42 EUR, expires 09/03/08	(4,639)
(55,000)	Eni S.p.A., strike price 24.09 EUR, expires 09/03/08	(6,414)
(95)	EOG Resources, Inc., strike price $150, expires 11/03/08	(4,232)
(3,500)	EOG Resources, Inc., strike price $150.05, expires 11/21/08	(2,375)
(3,500)	EOG Resources, Inc., strike price $155.05, expires 11/21/08	(1,793)
(47,200)	Esprit Holdings Ltd., strike price 107.07 HKD, expires 11/05/08	(3,838)
(18,000)	Esprit Holdings Ltd., strike price 99.10 HKD, expires 11/05/08	(3,318)
(27,000)	Exxon Mobil Corp., strike price $96, expires 11/21/08	(17,564)
(13,500)	Exxon Mobil Corp., strike price $99, expires 11/21/08	(4,936)
(8,000)	Fanuc Ltd., strike price 11,887.20 JPY, expires 11/05/08	(3,503)
(200)	Financial Select Sector SPDR Fund, strike price $22, expires 12/22/08	(39,400)
(23,800)	Financial Select Sector SPDR Fund, strike price $27.05, expires 11/21/08	(7,730)
(16,000)	Fomento Economico Mexicana SAB de CV (ADR), strike price $49, expires 11/07/08	(41,957)
(419)	Fomento Economico Mexicano SAB de CV (ADR), strike price $48, expires 11/03/08	(118,225)
(50)	Fording Canadian Coal Trust, strike price $80, expires 12/22/08	(51,750)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(25)	Fording Canadian Coal Trust, strike price $85, expires 12/22/08	$(16,625)
(95)	FPL Group, Inc., strike price $70, expires 12/22/08	(20,663)
(10,000)	FPL Group, Inc., strike price $71, expires 11/21/08	(16,632)
(950)	Fred Olsen Energy ASA, strike price 315 NOK, expires 09/03/08	(455)
(2,024)	Fred Olsen Energy ASA, strike price 315 NOK, expires 09/04/08	(1,024)
(4,000)	Fred Olsen Energy ASA, strike price 334.40 NOK, expires 11/04/08	(3,964)
(10,453)	Fred Olsen Energy ASA, strike price 368.21 NOK, expires 11/04/08	(3,778)
(12,650)	Freeport-McMoRan Copper & Gold, Inc., strike price $130.05, expires 11/21/08	(29,615)
(20,000)	Fresenius Medical Care AG & Co. KGaA, strike price 35.50 EUR, expires 11/04/08	(68,276)
(7,000)	Gazprom OAO (ADR), strike price $64.08, expires 11/04/08	(930)
(16,500)	Gazprom OAO (ADR), strike price $64.68, expires 11/04/08	(1,899)
(20,000)	Genentech, Inc., strike price $75.64, expires 11/21/08	(415,982)
(14,000)	Genzyme Corp., strike price $72.19, expires 11/21/08	(112,888)
(112)	Genzyme Corp., strike price $75, expires 08/18/08	(29,960)
(17)	Goldman Sachs Group, Inc. (The), strike price $190, expires 09/22/08	(14,662)
(10)	Google, Inc., strike price $600, expires 12/22/08	(9,150)
(10)	Google, Inc., strike price $650, expires 12/22/08	(4,450)
(85)	Greenhill & Co., Inc., strike price $70, expires 12/22/08	(22,313)
(18,000)	H.J. Heinz Co., strike price $49.68, expires 08/18/08	(22,180)
(10,000)	H.J. Heinz Co., strike price $50.05, expires 11/21/08	(24,453)
(12,000)	Halliburton Co., strike price $52.29, expires 11/03/08	(14,820)
(9,400)	Hannover Rueckversicherung AG, strike price 34.22 EUR, expires 11/04/08	(13,551)
(40,000)	HSBC Holdings Plc, strike price 8.51 GBP, expires 08/08/08	(1,888)
(16,000)	HSBC Holdings Plc, strike price 8.67 GBP, expires 11/07/08	(7,414)
(8,800)	Hudson City Bancorp, Inc., strike price $19, expires 11/03/08	(9,803)
(11,000)	Imperial Tobacco Group Plc, strike price 20.43 GBP, expires 08/20/08	(1,156)
(103,000)	Industrial and Commercial Bank of China Asia Ltd., strike price 20.69 HKD, expires 12/03/08	(10,636)
(6,400)	ING Groep N.V., strike price 25 EUR, expires 11/04/08	(3,113)
(40,000)	Intel Corp., strike price $23, expires 11/21/08	(51,584)
(48)	IntercontinentalExchange, Inc., strike price $95, expires 09/22/08	(61,920)
(75)	Intl. Business Machines Corp., strike price $125.25, expires 11/17/08	(65,206)
(25)	Intl. Business Machines Corp., strike price $135, expires 11/03/08	(9,109)
(103,000)	ITOCHU Corp., strike price 1,308.88 JPY, expires 11/05/08	(21,038)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(100)	Johnson & Johnson, strike price $68, expires 11/07/08	$(24,557)
(160)	Johnson & Johnson, strike price $70, expires 11/28/08	(25,200)
(90)	JPMorgan Chase & Co., strike price $45, expires 12/22/08	(24,210)
(60)	JPMorgan Chase & Co., strike price $47.50, expires 12/22/08	(11,100)
(32)	K+S AG, strike price 240 EUR, expires 12/19/08	(454,532)
(56)	K+S AG, strike price 260 EUR, expires 12/19/08	(676,370)
(13,000)	KBW Insurance, strike price $49.86, expires 11/21/08	(4,915)
(200)	Kellogg Co., strike price $55, expires 12/22/08	(34,500)
(27,300)	Konica Minolta Holdings, Inc., strike price 1,965.82 JPY, expires 08/27/08	(7,202)
(263,000)	Legal & General Group Plc, strike price 1.16 GBP, expires 11/04/08	(10,585)
(3,400)	Linde AG, strike price 93.23 EUR, expires 09/03/08	(7,352)
(8,700)	Linde AG, strike price 96.60 EUR, expires 08/20/08	(6,290)
(230)	Linear Technology Corp., strike price $37.50, expires 11/24/08	(9,200)
(4,000)	LUKOIL (ADR), strike price $111.73, expires 11/04/08	(4,349)
(7,000)	LUKOIL (ADR), strike price $112.92, expires 11/04/08	(1,347)
(17,000)	McDonald’s Corp., strike price $61, expires 11/21/08	(47,702)
(280)	Medtronic, Inc., strike price $52.50, expires 11/14/08	(84,358)
(45)	MetLife, Inc., strike price $60, expires 12/22/08	(5,175)
(72,000)	Microsoft Corp., strike price $33.05, expires 11/21/08	(7,668)
(120)	Mizuho Financial Group, Inc., strike price 575,921.50 JPY, expires 11/05/08	(39,154)
(17,500)	Molson Coors Brewing Co., Class B, strike price $60.91, expires 11/21/08	(26,808)
(10,000)	Molson Coors Brewing Co., Class B, strike price $58, expires 11/21/08	(23,129)
(150)	NASDAQ OMX Group (The), strike price $30, expires 12/22/08	(42,375)
(25,000)	National Express Group Plc, strike price 9.08 GBP, expires 11/04/08	(54,191)
(30,000)	Nestle S.A., strike price 45 CHF, expires 11/04/08	(74,287)
(37,000)	Nestle S.A., strike price 51.60 CHF, expires 08/07/08	(186)
(365,000)	New World Development Co. Ltd., strike price 23.19 HKD, expires 11/05/08	(2,240)
(12,000)	Newmont Mining Corp., strike price $56.94, expires 11/21/08	(17,779)
(70)	Newmont Mining Corp., strike price $60, expires 12/22/08	(8,890)
(100)	Nike, Inc., strike price $70, expires 08/18/08	(500)
(13,000)	Nike, Inc., strike price $71, expires 11/21/08	(9,827)
(3,400)	Nintendo Co. Ltd., strike price 62,485.84 JPY, expires 11/05/08	(20,130)
(2,200)	Nintendo Co. Ltd., strike price 62,685 JPY, expires 11/05/08	(12,541)
(15,000)	Nordea Bank AB, strike price 104 SEK, expires 11/04/08	(2,111)
(18,000)	Norfolk Southern Corp., strike price $62.99, expires 11/03/08	(202,367)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(17,000)	Novartis AG (ADR), strike price $60, expires 11/21/08	$(45,385)
(155)	Occidental Petroleum Corp., strike price $85, expires 11/24/08	(84,475)
(9,500)	Occidental Petroleum Corp., strike price $88, expires 11/21/08	(40,347)
(300)	Occidental Petroleum Corp., strike price $90, expires 11/24/08	(117,000)
(18,476)	Oriflame Cosmetics S.A., strike price 400.75 SEK, expires 08/20/08	(38,017)
(118,500)	Orkla ASA, strike price 68.99 NOK, expires 11/04/08	(84,115)
(67,000)	Partner Communications (ADR), strike price $24.03, expires 11/21/08	(54,109)
(245)	Partner Communications (ADR), strike price $25, expires 11/24/08	(7,962)
(19,000)	Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/21/08	(21,565)
(250)	Pfizer, Inc., strike price $20, expires 12/22/08	(15,875)
(80)	Pioneer Natural Resources Co., strike price $75, expires 12/22/08	(22,400)
(14,000)	Piraeus Bank S.A., strike price 19.37 EUR, expires 08/20/08	(18,253)
(5,200)	Potash Corp. of Saskatchewan, strike price $181, expires 11/21/08	(198,648)
(28)	Potash Corp. of Saskatchewan, strike price $250, expires 12/22/08	(39,340)
(15,000)	Procter & Gamble Co., strike price $68.50, expires 11/21/08	(19,538)
(105)	Public Service Enterprise Group, Inc., strike price $45, expires 12/22/08	(17,062)
(105)	Public Service Enterprise Group, Inc., strike price $47.50, expires 09/22/08	(1,575)
(145)	Qualcomm, Inc., strike price $52.50, expires 01/19/09	(99,688)
(144)	Qualcomm, Inc., strike price $52.50, expires 09/22/08	(64,080)
(55)	Research In Motion Ltd., strike price $170, expires 12/22/08	(17,875)
(60,000)	Royal Bank of Scotland Group Plc, strike price 2.19 GBP, expires 11/07/08	(15,831)
(1,450)	Samsung Electronics Co. Ltd., strike price $799, expires 11/05/08	(4,137)
(107,000)	Shizuoka Bank Ltd. (The), strike price 1,238.61 JPY, expires 11/05/08	(27,914)
(53,400)	Shizuoka Bank Ltd. (The), strike price 1,368.46 JPY, expires 11/05/08	(3,437)
(26)	Simon Property Group, Inc. (REIT), strike price $95, expires 01/19/09	(23,790)
(34,900)	Sims Group Ltd., strike price 41.57 AUD, expires 11/05/08	(27,710)
(55,000)	Singapore Airlines Ltd., strike price 17.16 SGD, expires 11/05/08	(4,421)
(414,000)	Singapore Telecommunications Ltd., strike price 3.97 SGD, expires 11/05/08	(7,640)
(9,400)	Standard Chartered Plc, strike price 16.39 GBP, expires 08/20/08	(4,853)
(39,000)	Sun Hung Kai Properties Ltd., strike price 145.25 HKD, expires 11/05/08	(4,445)
(5,800)	Syngenta AG, strike price 334.41 CHF, expires 11/04/08	(60,013)
(80,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 11/14/08	(25,016)
(140)	TELUS Corp., strike price 50 CAD, expires 11/24/08	(1,094)
(200)	TELUS Corp., strike price 52 CAD, expires 11/22/08	(2,930)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(19,000)	Tenaris S.A. (ADR), strike price $72.05, expires 08/22/08	$(2,799)
(40)	Torchmark Corp., strike price $65, expires 11/24/08	(3,700)
(140)	Toronto-Dominion Bank, strike price 64 CAD, expires 10/20/08	(36,916)
(10,000)	Total S.A., strike price 52.89 EUR, expires 11/04/08	(19,660)
(10,000)	Total S.A., strike price 54.30 EUR, expires 09/03/08	(3,602)
(5,000)	Total S.A., strike price 58.29 EUR, expires 11/04/08	(2,670)
(56)	U.S. Bancorp, strike price $30, expires 11/03/08	(15,629)
(120)	Ultra Petroleum Corp., strike price $120, expires 12/22/08	(13,500)
(12,000)	Ultra Petroleum Corp., strike price $91, expires 11/21/08	(43,538)
(120)	Union Pacific Corp., strike price $150, expires 11/24/08	(136,800)
(158)	Union Pacific Corp., strike price $80, expires 11/24/08	(131,930)
(60)	Union Pacific Corp., strike price $85, expires 11/24/08	(35,100)
(90,000)	United Overseas Bank Ltd., strike price 22.07 SGD, expires 11/05/08	(9,865)
(115)	United States Steel Corp., strike price $170, expires 09/22/08	(119,025)
(28,000)	Vodafone Group Plc (ADR), strike price $35.25, expires 11/21/08	(4,939)
(120)	Wal-Mart Stores, Inc., strike price $60, expires 12/22/08	(39,600)
(18,000)	Wartsila Oyj, B Shares, strike price 41.41 EUR, expires 09/03/08	(32,902)
(12,300)	Wartsila Oyj, B Shares, strike price 41.56 EUR, expires 09/03/08	(21,611)
(145)	Wells Fargo & Co., strike price $30, expires 11/03/08	(42,948)
(57,500)	Yara Intl. ASA, strike price 332.72 NOK, expires 11/04/08	(642,055)
(210)	Yum! Brands, Inc., strike price $40.25, expires 11/17/08	(17,928)
(22,000)	Yum! Brands, Inc., strike price $40.50, expires 11/07/08	(15,743)

	Total Outstanding Call Options Written	(7,768,982)

	Outstanding Put Options Written—(0.1)%
(110)	ACE Ltd., strike price $45, expires 08/18/08	(1,650)
(110)	ACE Ltd., strike price $48, expires 08/08/08	(1,615)
(600)	Broadcom Corp., strike price $27.50, expires 08/18/08	(198,000)
(112)	Genzyme Corp., strike price $75, expires 08/18/08	(11,760)
(110)	Linear Technology Corp., strike price $32.50, expires 08/18/08	(20,350)

	Total Outstanding Put Options Written	(233,375)

	Total Outstanding Options Written (Premium Received—$10,341,094)—(2.5)%	(8,002,357)

	Total Investments Net of Outstanding Options Written—100.8%	329,226,861
	Liabilities in Excess of Other Assets—(0.8)%	(2,656,857)

	Net Assets—100.0%	$326,570,004

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$328,319,084

Gross unrealized appreciation	$29,027,203
Gross unrealized depreciation	(20,117,069)

Net unrealized appreciation	$8,910,134

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC Money Market Series	1,113,500	$34,260

(f)	Security purchased with the cash proceeds from securities loans.

(g)	Rate shown is the yield to maturity as of the date of purchase.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SPDR	—	Standard & Poor’s Depository Receipt

Item 2 –	Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Opportunities Equity Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: September 19, 2008